UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07332

Name of Fund: BlackRock Funds III

BlackRock ACWI ex-US Index Fund
BlackRock Bond Index Fund
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Prime
BlackRock Cash Funds: Government
BlackRock Cash Funds: Treasury
BlackRock CoreAlpha Bond Fund
BlackRock Russell 1000® Index Fund
BlackRock S&P 500 Stock Fund
LifePath® Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
LifePath® 2045 Portfolio
LifePath® 2050 Portfolio
LifePath® 2055 Portfolio
LifePath® Index Retirement Portfolio
LifePath® Index 2020 Portfolio
LifePath® Index 2025 Portfolio
LifePath® Index 2030 Portfolio
LifePath® Index 2035 Portfolio
LifePath® Index 2040 Portfolio
LifePath® Index 2045 Portfolio
LifePath® Index 2050 Portfolio
LifePath® Index 2055 Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Each series of the Fund is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Investment Portfolio (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (file No. 811-08162) on August 27, 2014.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Funds III

======================= BlackRock ACWI ex-US Index Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== BlackRock Bond Index Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= BlackRock Cash Funds: Government =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock Cash Funds: Institutional ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock Cash Funds: Prime ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Cash Funds: Treasury ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Core Alpha Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock Russell 1000 Index Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock S&P 500 Stock Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2020 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2025 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2030 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2035 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2040 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2045 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2050 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== LifePath 2055 Portfolio ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2020 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2025 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2030 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2035 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2040 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2045 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2050 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Index 2055 Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== LifePath Index Retirement Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LifePath Retirement Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds III

Date: August 27, 2014